Accounting policies - IFRS 9 and IFRS 15 Implementations - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018		Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Work in progress reclassified as trade and other receivables		£ 366.5		£ 401.1
181 days - 1 year [member]
Disclosure of initial application of standards or interpretations [line items]
Percentage of trade receivables for which loss allowance required		50.00%
Over 1 year [member]
Disclosure of initial application of standards or interpretations [line items]
Percentage of trade receivables for which loss allowance required		100.00%
Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Accounting policy change (IFRS 9)	£ 407.4	£ 407.4	[1],[2]
Other reserves [member]
Disclosure of initial application of standards or interpretations [line items]
Accounting policy change (IFRS 9)	£ (407.4)	£ (407.4)	[2],[3]

[1]	Retained earnings have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	The impact of the adoption of IFRS 9 Financial Instruments from 1 January 2018 is described in the accounting policies on pages F-2 to F-3.
[3]	Other reserves are analysed in note 26.